Accounts receivable, net (Details Narrative)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Credit Loss [Abstract]
Allowance for doubtful accounts net	$ 560,760	¥ 4,030,967	¥ 4,588,786